UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2000
                                                -------------------
Check here if Amendment [X]; Amendment Number:    4
                                                -----
          This Amendment (Check only one.): [X] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              Waveland International, Ltd.
                   ----------------------------------
Address:           227 West Monroe Street, Suite 4800
                   ----------------------------------
                   Chicago, Illinois   60606
                   ----------------------------------

Form 13F File Number:  28-05459

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David S. Richter
          --------------------------------------------
Title:    Director
          --------------------------------------------
Phone:    (312) 739-2138
          --------------------------------------------

Signature, Place, and Date of Signing:

 /s/ David S. Richter         Chicago, Illinois            February 12, 2001
------------------------- ----------------------------- -----------------------
      [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                           2
                                                    ------------------

Form 13F Information Table Entry Total:                      24
                                                    ------------------

Form 13F Information Table Value Total:              $     99,673
                                                      ----------------
                                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.             Form 13F File Number       Name

         1           28-05461                   Clincher Capital Corporation
     ---------                                  ------------------------------

         2           28-05463                   David  S. Richter
     ---------                                  ------------------------------






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

                                                       Form 13F Information Table

   Column 1      Column 2   Column 3    Column 4            Column 5          Column 6     Column 7         Column 8
-------------------------------------------------------------------------------------------------------------------------------
 Name of Issuer  Title of    CUSIP       Value      Shrs or   Sh/     Put/   Investment     Other       Voting Authority
                  Class                 (X$1000)    Prn Amt   Prn     Call   Discretion    Managers
                                                                                                       Sole      Shared    None
-------------------------------------------------------------------------------------------------------------------------------
CENDANT CORP       COM      151313103       481      50,000    SH             DEFINED       1, 2       50,000


ACTUANT CORP       CL A     00508X104     2,714     904,500    SH             DEFINED       1, 2      904,500

3COM CORP          COM      885535104     1,445     170,000    SH             DEFINED       1, 2      170,000

BOCA RESORTS INC   CL A     09688T106    22,608   1,572,750    SH             DEFINED       1, 2    1,572,750

BOGEN
COMMUNICATIONS
INTL  INC          COM      097189104     1,342     315,703    SH             DEFINED       1, 2      315,703

EDWARDS
LIFESCIENCES CORP  COM      28176E108     4,450     250,700    SH             DEFINED       1, 2      250,700

CIDCO INC          COM      171768104     1,775   1,183,400    SH             DEFINED       1, 2    1,183,400

VISX INC           COM      92844S105       522      50,000    SH             DEFINED       1, 2       50,000

CRONOS GROUP N V   ORD      L20708100     4,775   1,061,100    SH             DEFINED       1, 2    1,061,100

HEARTLAND          UT LTD
PARTNERS LP        PARTNER  422357103     6,039     322,089    SH             DEFINED       1, 2      322,089






-------------------------------------------------------------------------------------------------------------------------------
 Name of Issuer  Title of    CUSIP       Value      Shrs or   Sh/     Put/   Investment     Other       Voting Authority
                  Class                 (X$1000)    Prn Amt   Prn     Call   Discretion    Managers
                                                                                                       Sole      Shared    None
-------------------------------------------------------------------------------------------------------------------------------

HIGHLANDS INS
GROUP INC          COM       431032101   12,183     1,353,700 SH               DEFINED       1, 2    1,353,700

IMPERIAL CR
INDS INC           COM       452729106    1,481     3,160,232 SH               DEFINED       1, 2    3,160,232

LAKES GAMING INC   COM       51206P109    3,899       415,900 SH               DEFINED       1, 2      415,900

GRACE W R & CO
DEL NEW            COM       38388F108    4,496     1,410,600 SH               DEFINED       1, 2    1,410,600

AT&T CORP          COM LIB   001957208      678        50,000 SH               DEFINED       1, 2       50,000
                   GRP A

MAXXAM INC         COM       577913106    1,034        68,050 SH               DEFINED       1, 2       68,050

XIRCOM INC         COM       983922105    2,713       175,000 SH               DEFINED       1, 2      175,000

F M C CORP         COM       302491303    5,018        70,000 SH               DEFINED       1, 2       70,000

WMS INDS INC       COM       929297109    1,006        50,000 SH               DEFINED       1, 2       50,000

                   COM SH
HRPT PPTYS TR      BEN INT   40426W101    7,941     1,050,000 SH               DEFINED       1, 2    1,050,000

MATTEL INC         COM       577081102    2,671       185,000 SH               DEFINED       1, 2      185,000

MATTEL INC         COM       577081102      103           500         CALL     DEFINED       1, 2          500

NOVA CORP GA       COM       669784100    2,990       150,000 SH               DEFINED       1, 2      150,000

R H DONNELLEY
CORP               COM       74955W307    7,308       300,600 SH               DEFINED       1, 2      300,600